INCOME TAXES - Provision (Details) - CAD CAD in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Current tax expense/(recovery)
Canada	CAD (661)	CAD (795)	CAD (543)
United States	(1,690)	(16,092)	5,541
Current Tax expense/(recovery)	(2,351)	(16,887)	4,998
Deferred Tax expense/(recovery)
Canada	(23,714)	(52,603)	64,746
United States	(211,133)	(97,985)	68,084
Deferred Tax expense/(recovery)	(234,847)	(150,588)	132,830
Income Tax expense/(recovery)	CAD (237,198)	CAD (167,475)	CAD 137,828